Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Employee's contribution on pretax basis	$ 17,500
Additional contribution of employees above 50 years	5,500
Employer matching contribution expense	$ 40,000	$ 10,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employees' matching contributions	3.00%